COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
2019	$ 16,607
2020	15,075
2021	13,155
2022	12,002
2023 and thereafter	75,758
Total	132,597
Rental expense for all operating leases	$ 16,195	$ 11,760	$ 10,580